Investment Portfolio - March 31, 2026

(unaudited)

HIGH YIELD BOND SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

LOAN ASSIGNMENTS - 2.1%

C&S Wholesale Grocers, Inc., Initial Term Loan B, (3 mo. U.S. Secured Overnight Financing Rate + 5.000%), 8.700%, 9/23/2030[2]	12,089,250	$11,797,053
WestJet Loyalty LP, Initial Term Loan (Canada) (3 mo. U.S. Secured Overnight Financing Rate + 2.750%), 6.450%, 2/14/2031[2]	17,789,481	17,239,963

TOTAL LOAN ASSIGNMENTS
(Identified Cost $29,636,247)		29,037,016

CORPORATE BONDS - 94.2%

Non-Convertible Corporate Bonds- 94.2%
Communication Services - 7.2%
Diversified Telecommunication Services - 1.4%
IHS Holding Ltd. (Nigeria), 6.25%, 11/29/2028[3]	19,640,000	19,443,761

Entertainment - 0.6%
OAK-Eagle Acquireco, Inc., 8.75%, 7/1/2034[3]	8,355,000	8,737,374

Interactive Media & Services - 1.0%
Ziff Davis, Inc., 4.625%, 10/15/2030[3]	14,745,000	13,916,369

Media - 4.2%
Directv Financing LLC - Directv Financing Co-Obligor, Inc., 10.00%, 2/15/2031[3]	14,305,000	14,604,813
iHeartCommunications, Inc., 7.75%, 8/15/2030[3]	9,740,000	7,817,247
Sirius X.M. Radio LLC, 3.875%, 9/1/2031[3]	15,495,000	14,086,803
Stagwell Global LLC, 5.625%, 8/15/2029[3]	22,015,000	20,985,316
		57,494,179
Total Communication Services		99,591,683

Consumer Discretionary - 9.0%
Auto Components - 1.5%
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032[3]	20,690,000	20,472,494

Diversified Consumer Services - 1.3%
McGraw-Hill Education, Inc., 7.375%, 9/1/2031[3]	4,520,000	4,616,825
The ADT Security Corp., 5.875%, 10/15/2033[3]	14,470,000	14,027,957
		18,644,782
Hotels, Restaurants & Leisure - 3.7%
Affinity Interactive, 6.875%, 12/15/2027[3]	28,295,000	16,941,667
Brightstar Lottery plc - Brightstar Global Solutions Corp. (United Kingdom), 5.75%, 1/15/2033[3]	20,985,000	20,379,082

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure (continued)
SP Cruises Intermediate Ltd. (Bermuda), 11.50%, 3/14/2030[3]	14,000,000	$13,964,510
		51,285,259

Household Durables - 2.5%
Adams Homes, Inc., 9.25%, 10/15/2028[3]	13,835,000	14,263,033
LGI Homes, Inc., 4.00%, 7/15/2029[3]	23,178,000	20,683,872
		34,946,905
Total Consumer Discretionary		125,349,440

Consumer Staples - 3.6%
Consumer Staples Distribution & Retail - 0.6%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[3]	9,568,000	8,833,797

Food Products - 3.0%
Fiesta Purchaser, Inc., 7.875%, 3/1/2031[3]	6,845,000	6,966,671
Minerva Luxembourg S.A. (Brazil), 4.375%, 3/18/2031[3]	22,505,000	20,380,187
TKC Holdings, Inc., 12.00%, 2/15/2031[3]	13,190,000	13,599,335
		40,946,193
Total Consumer Staples		49,779,990

Energy - 10.9%
Energy Equipment & Services - 2.4%
Bristow Group, Inc., 6.75%, 2/1/2033[3]	14,009,000	14,143,597
SESI LLC, 7.875%, 9/30/2030[3]	18,455,000	18,818,382
		32,961,979

Metals & Mining - 2.4%
Futura Resources Ltd. (Australia), 13.125%, 1/9/2031	14,000,000	13,020,525
SunCoke Energy, Inc., 4.875%, 6/30/2029[3]	22,690,000	20,495,439
		33,515,964

Oil, Gas & Consumable Fuels - 6.1%
International Seaways, Inc., 7.125%, 9/23/2030	21,500,000	21,733,189
Kinetik Holdings LP, 6.625%, 12/15/2028[3]	11,049,000	11,233,024
New Fortress Energy, Inc., 8.75%, 3/15/2029[3]	19,325,000	2,772,933
NGL Energy Operating LLC - NGL
Energy Finance Corp., 8.375%, 2/15/2032[3]	20,900,000	21,599,164
Venture Global LNG, Inc., 9.50%, 2/1/2029[3]	25,630,000	27,723,565
		85,061,875
Total Energy		151,539,818

Investment Portfolio - March 31, 2026

(unaudited)

HIGH YIELD BOND SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 29.8%
Banks - 1.9%
Popular, Inc. (Puerto Rico), 7.25%, 3/13/2028	17,220,000	$17,818,392
The Bancorp, Inc., 7.375%, 9/1/2030	7,515,000	7,798,120
		25,616,512
Capital Markets - 6.0%
BGC Group, Inc., 6.60%, 6/10/2029	15,210,000	15,677,479
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance, 5.95%, 9/17/2030[3]	22,315,000	20,959,913
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 9.00%, 6/15/2030	28,516,000	26,701,149
StoneX Escrow Issuer LLC, 6.875%, 7/15/2032[3]	20,255,000	20,521,040
		83,859,581

Consumer Finance - 6.5%
Encore Capital Group, Inc., 6.625%, 4/15/2031[3]	22,655,000	22,638,427
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030[3]	19,380,000	20,214,710
PRA Group, Inc., 8.875%, 1/31/2030[3]	24,480,000	24,741,220
SLM Corp., 6.50%, 1/31/2030	22,390,000	22,031,156
		89,625,513
Financial Services - 8.4%
Burford Capital Global Finance LLC, 7.50%, 7/15/2033[3]	29,335,000	24,420,167
Clear Street Holdings LLC, 8.00%, 9/30/2030[3]	14,000,000	13,542,696
Jefferies Finance LLC - JFIN Co-Issuer Corp., 5.00%, 8/15/2028[3]	15,445,000	14,412,508
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/2027[3]	16,190,000	16,037,103
PHH Escrow Issuer LLC - PHH Corp., 9.875%, 11/1/2029[3]	15,780,000	15,177,824
Provident Funding Associates LP - PFG Finance Corp., 9.75%, 9/15/2029[3]	13,100,000	13,450,448
Velocity Commercial Capital LLC, 9.375%, 2/15/2031[3]	12,695,000	12,685,150
Velocity Portfolio Group, Inc., 9.75%, 3/1/2033 (Acquired 02/07/2025, cost $7,000,000)[4]	7,000,000	7,353,286
		117,079,182
Insurance - 5.2%
Acrisure LLC - Acrisure Finance, Inc., 6.75%, 7/1/2032[3]	1,500,000	1,441,962
APH Somerset Investor 2 LLC - APH2 Somerset Investor 2 LLC - APH3 Somerset Investor, 7.875%, 11/1/2029[3]	35,095,000	31,718,350
F&G Annuities & Life, Inc., 6.50%, 6/4/2029	19,055,000	19,131,108

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	19,525,000	$20,354,197
		72,645,617
Mortgage Real Estate Investment Trusts (REITS) - 1.8%
Arbor Realty SR, Inc., 9.00%, 10/15/2027[3]	6,000,000	5,988,016
7.875%, 7/15/2030[3]	15,605,000	14,444,154
Starwood Property Trust, Inc., 5.75%, 1/15/2031[3]	4,893,000	4,834,028
		25,266,198
Total Financials		414,092,603

Health Care - 12.1%
Health Care Equipment & Supplies - 0.9%
Teleflex, Inc., 4.25%, 6/1/2028[3]	13,585,000	13,211,024

Health Care Providers & Services - 5.5%
Accendra Health, Inc., 6.625%, 4/1/2030[3]	16,696,000	7,970,374
AdaptHealth LLC, 4.625%, 8/1/2029[3]	16,735,000	15,963,049
Molina Healthcare, Inc., 3.875%, 5/15/2032[3]	12,110,000	10,516,050
Prime Healthcare Services, Inc., 9.375%, 9/1/2029[3]	19,985,000	20,715,705
Radiology Partners, Inc., 8.50%, 7/15/2032[3]	20,480,000	20,787,710
		75,952,888
Life Science Tools & Service - 1.0%
Charles River Laboratories International, Inc., 4.25%, 5/1/2028[3]	7,035,000	6,870,677
Star Parent, Inc., 9.00%, 10/1/2030[3]	6,627,000	6,884,281
		13,754,958
Pharmaceuticals - 4.7%
1261229 BC Ltd., 10.00%, 4/15/2032[3]	13,775,000	14,020,591
Harrow, Inc., 8.625%, 9/15/2030[3]	13,705,000	13,855,311
Jazz Securities DAC, 4.375%, 1/15/2029[3]	14,405,000	14,001,702
Organon & Co. - Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/2031[3]	29,740,000	24,275,266
		66,152,870
Total Health Care		169,071,740

Industrials - 7.5%
Commercial Services & Supplies - 2.0%
CoreCivic, Inc., 4.75%, 10/15/2027	14,285,000	14,158,493
The GEO Group, Inc., 10.25%, 4/15/2031	12,969,000	13,839,062
		27,997,555

Investment Portfolio - March 31, 2026

(unaudited)

HIGH YIELD BOND SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering - 0.9%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/2032[3]	11,670,000	$11,784,993

Electrical Equipment - 0.7%
Atkore, Inc., 4.25%, 6/1/2031[3]	11,010,000	10,332,632

Marine Transportation - 2.1%
Contships Logistics Corp. (Greece) , 9.00%, 2/11/2030	14,750,000	15,461,757
Navios South American Logistics, Inc. (Uruguay), 8.875%, 7/14/2030[3]	13,400,000	13,946,645
		29,408,402
Trading Companies & Distributors - 1.8%
Airborne Capital USA LLC, 10.50%, 8/2/2029	5,000,000	4,229,414
Avation Group S Pte Ltd. (Singapore), 8.50%, 5/15/2031[3]	21,360,000	20,061,560
		24,290,974
Total Industrials		103,814,556

Information Technology - 2.4%
Software - 2.3%
Cloud Software Group, Inc., 6.50%,
3/31/2029[3]	11,205,000	10,903,345
Flash Compute LLC, 7.25%, 12/31/2030[3]	20,495,000	20,672,741
		31,576,086
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd., 4.091%, 6/1/2029[3]	2,255,000	2,183,252

Total Information Technology		33,759,338

Materials - 6.0%
Containers & Packaging - 0.7%
OI European Group B.V., 4.75%, 2/15/2030[3]	10,445,000	9,699,627

Metals & Mining - 4.0%
ACG Holdco 1 plc (United Kingdom), 14.75%, 1/13/2029	16,000,000	17,686,933
Endeavour Mining plc (Côte d'Ivoire), 7.00%, 5/28/2030[3]	18,005,000	18,274,175
Nickel Industries Ltd. (Indonesia), 9.00%, 9/30/2030[3]	20,315,000	20,271,828
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/15/2020, cost $1,518,841)[4,5]	6,535,000	66
		56,233,002
Paper & Forest Products - 1.3%
Magnera Corp., 7.25%, 11/15/2031[3]	19,460,000	18,007,814

Total Materials		83,940,443

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 2.2%
Industrial REITs - 0.4%
IIP Operating Partnership LP, 5.50%, 5/25/2026	5,455,000	$5,423,770

Real Estate Management & Development - 1.5%
Five Point Operating Co. LP, 8.00%, 10/1/2030[3]	21,410,000	21,372,843

Specialized REITs - 0.3%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021-07/08/2022, cost $4,114,250)[4]	4,355,000	4,355,779

Total Real Estate		31,152,392

Utilities - 3.5%
Electric Utilities - 2.1%
Alexander Funding Trust II, 7.467%, 7/31/2028[3]	12,540,000	13,202,312
Atlantica Sustainable Infrastructure Ltd. (Spain), 4.125%, 6/15/2028[3]	17,373,000	16,826,299
		30,028,611
Independent Power and Renewable Electricity Producers - 1.4%
TerraForm Power Operating LLC, 4.75%, 1/15/2030[3]	19,842,000	19,069,148

Total Utilities		49,097,759

TOTAL CORPORATE BONDS
(Identified Cost $1,356,008,520)		1,311,189,762

ASSET-BACKED SECURITIES - 0.2%

Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.716%, 2/15/2031[3]
(Identified Cost $2,782,774)	2,782,774	2,802,489

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.679%, 7/25/2029 (Acquired 07/24/2023, cost $178,794)[2,4]
(Identified Cost $178,792)	178,792	178,778

Investment Portfolio - March 31, 2026

(unaudited)

HIGH YIELD BOND SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Government Cash Management, Institutional Shares, 3.53%[6]
(Identified Cost $25,731,669)	25,731,669	$25,731,669

TOTAL INVESTMENTS - 98.3%		1,368,939,714
(Identified Cost $1,414,338,002)
OTHER ASSETS, LESS LIABILITIES - 1.7%		23,169,074

NET ASSETS - 100%		$1,392,108,788

REIT - Real Estate Investment Trust

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of March 31, 2026.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2026 was $1,067,218,376, which represented 76.7% of the Series’ Net Assets.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2026 was $11,887,909, or 0.9% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Rate shown is the current yield as of March 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2026

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$29,037,016	$—	$29,037,016	$—
Corporate debt:
Communication Services	99,591,683	—	99,591,683	—
Consumer Discretionary	125,349,440	—	125,349,440	—
Consumer Staples	49,779,990	—	49,779,990	—
Energy	151,539,818	—	151,539,818	—
Financials	414,092,603	—	414,092,603	—
Health Care	169,071,740	—	169,071,740	—
Industrials	103,814,556	—	103,814,556	—
Information Technology	33,759,338	—	33,759,338	—
Materials	83,940,443	—	83,940,443	—
Real Estate	31,152,392	—	31,152,392	—
Utilities	49,097,759	—	49,097,759	—
Asset-backed securities	2,802,489	—	2,802,489	—
Commercial mortgage-backed securities	178,778	—	178,778	—
Short-Term Investment	25,731,669	25,731,669	—	—
Total assets	$1,368,939,714	$25,731,669	$1,343,208,045	$—

There were no Level 3 securities held by the Series as of December 31, 2025 or March 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.